Management of financial risk - Financial guarantee fee receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	¥ 55,296	¥ 156,966
Financial guarantee fee receivables, Loss allowance	7,335	20,782	¥ 3,863
Credit risk
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	55,296	156,966
Financial guarantee fee receivables, Loss allowance	7,335	20,782
Credit risk | Stage 1
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	51,073	148,933
Financial guarantee fee receivables, Loss allowance	3,976	15,273
Credit risk | Stage 2
Disclosure of credit risk exposure
Financial guarantee fee receivables, Gross carrying amount	4,223	8,033
Financial guarantee fee receivables, Loss allowance	¥ 3,359	¥ 5,509